Partners' Capital Schedule Of Changes In Partners Capital Unit (Tables)	156 Months Ended
Dec. 31, 2013
Partners' Capital [Abstract]
Schedule Of Changes In Partners Capital Unit [Table Text Block]

	General Partner Units	Limited Partner Units	Total Partners’ Capital Units
Outstanding at December 31, 2010	1,610,941	138,588,164	140,199,105
Units issued to Boston Properties, Inc. related to Common Stock issued under the Employee Stock Purchase Plan	42	6,314	6,356
Units issued to Boston Properties, Inc. related to Common Stock issued under the Stock Option and Incentive Plan, net	2,112	320,499	322,611
Units issued to Boston Properties, Inc. related to Common Stock issued in exchange for OP Units	19,112	2,900,211	2,919,323
Units issued to Boston Properties, Inc. related to Common Stock issued under the “at the market” (ATM) stock offering programs	30,508	4,629,708	4,660,216
Outstanding at December 31, 2011	1,662,715	146,444,896	148,107,611
Units issued to Boston Properties, Inc. related to Common Stock issued under the Employee Stock Purchase Plan	57	7,349	7,406
Units issued to Boston Properties, Inc. related to Common Stock issued under the Stock Option and Incentive Plan, net	216	27,816	28,032
Units issued to Boston Properties, Inc. related to Common Stock issued in exchange for OP Units	8,541	1,102,119	1,110,660
Units issued to Boston Properties, Inc. related to Common Stock issued under the “at the market” (ATM) stock offering programs	18,051	2,329,449	2,347,500
Outstanding at December 31, 2012	1,689,580	149,911,629	151,601,209
Units issued to Boston Properties, Inc. related to Common Stock issued under the Employee Stock Purchase Plan	50	6,392	6,442
Units issued to Boston Properties, Inc. related to Common Stock issued under the Stock Option and Incentive Plan, net	207	26,686	26,893
Units issued to Boston Properties, Inc. related to Common Stock issued in exchange for OP Units	7,158	922,283	929,441
Units issued to Boston Properties, Inc. related to Common Stock issued in connection with the exchange of Exchangeable Senior Notes	3,227	415,889	419,116
Outstanding at December 31, 2013	1,700,222	151,282,879	152,983,101